Transactions Accounted for as Asset Acquisition	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Transactions accounted for as asset acquisition
56.
Transactions accounted for as asset acquisition
(a)
On November 2, 2021, the Company through its subsidiary, ReNew Solar Power Private Limited had acquired 100% stake in ACME Fazilka Power Private Limited (ACME Fazilka) along with wholly-owned subsidiaries under ACME Fazilka as listed below (all 11 entities acquired are collectively referred as ‘ACME Fazilka Group’) from ACME Solar Holdings Private Limited, for a purchase consideration of INR 6,631. ACME Fazilka Group is engaged in operating solar power projects in India with a commissioned capacity of 260 MW solar power projects and is part of the Solar power reporting segment. The Group has acquired ACME Fazilka Group because the management believes that this acquisition would enable the Group to strengthen its position in renewable energy sector. The acquisition of ACME Fazilka Group was determined to be an asset acquisition and not a business combination.

Following wholly-owned subsidiaries under ACME Fazilka have been acquired:

(i)
ACME Medak Solar Energy Private Limited
(ii)
Sunworld Solar Power Private Limited
(iii)
ACME Nizamabad Solar Energy Private Limited
(iv)
Rewanchal Solar Power Private Limited
(v)
Neemuch Solar Power Private Limited
(vi)
ACME Warangal Solar Power Private Limited
(vii)
Purvanchal Solar Power Private Limited
(viii)
ACME Narwana Solar Power Private Limited
(ix)
ACME Karimnagar Solar Power Private Limited
(x)
ACME Ranga Reddy Solar Power Private Limited

Refer (c) below for the fair values of the identifiable assets and liabilities as at the date of acquisition.

(b)
On August 30, 2021, the Company through its subsidiary, ReNew Power Services Private Limited, had acquired 100% stake in L&T Uttaranchal Hydropower Ltd. (L&T Uttaranchal) from L&T Power Development Ltd, for a purchase consideration of INR 10,058. L&T Uttaranchal has a 99 MW hydro-power plant based in India and is part of the "Others" reporting segment. The Group has acquired L&T Uttaranchal because the management believes that this acquisition would enable the Group to strengthen its position in renewable energy sector. The acquisition was determined to be an asset acquisition and not a business combination.

Refer (c) below for the fair values of the identifiable assets and liabilities as at the date of acquisition.

(c)
Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Particulars	L&T Uttaranchal	ACME Fazilka Group
	(INR)	(INR)
Assets
Property, plant and equipment	9,475	12,264
Intangible assets	0	4,547
Right of use assets	128	—
Trade receivables	56	1,572
Cash and cash equivalents	488	268
Bank balances other than cash and cash equivalent	—	363
Other assets	50	23
	10,197	19,037
Liabilities
Interest-bearing loans and borrowings - long term	—	10,709
Interest-bearing loans and borrowings - short term	—	385
Trade payables	133	170
Other current financial liabilities	—	1,049
Other liabilities	6	93
	139	12,406

Total identifiable net assets at fair value	10,058	6,631

The associated acquisition costs were not material.